ENVIRONMENTAL REHABILITATION OBLIGATION FUND - FV (Details) - ZAR (R) R in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Environmental rehabilitation obligation funds	R 3,998.7	R 3,492.4	R 3,100.5	R 2,413.9
Level 1
Disclosure of fair value measurement of assets [line items]
Environmental rehabilitation obligation funds	3,634.0	3,117.6	2,630.6
Level 2
Disclosure of fair value measurement of assets [line items]
Environmental rehabilitation obligation funds	R 364.7	R 374.8	R 469.9